Note Employee benefits (Effects of changes in assumed health care cost trend rates) (Detail) - Postretirement Health Care Benefit Plan $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Effect on total service cost and interest cost components, one percentage point increase	$ 369
Effect on postretirement benefit obligation, one percentage point increase	5,307
Effect on total service cost and interest cost components, one percentage point decrease	(474)
Effect on postretirement benefit obligation, one percentage point decrease	$ (5,760)